BORROWINGS - Schedule of total borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term bank borrowing			¥ 8,000
Long-term borrowing, current portion	$ 37,624	¥ 261,934	72,787
Long-term borrowings, non-current portion	44,580	310,355	226,969
Total borrowings	82,204	572,289	307,756
Bank borrowings
Short-term Debt [Line Items]
Long-term borrowing, current portion	5,022	34,965
Long-term borrowings, non-current portion	44,580	310,355
Borrowings from TTCO
Short-term Debt [Line Items]
Long-term borrowing, current portion	$ 32,602	¥ 226,969	72,787
Long-term borrowings, non-current portion			¥ 226,969